Institutional Class, Investor Class Prospectus | Turner Spectrum Fund
Turner Spectrum Fund
Investment Objective

The Turner Spectrum Fund seeks capital appreciation through allocating its assets to various investment strategies ("Investment Strategies"), each managed by a separate portfolio management team at the Adviser.

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Institutional Class, Investor Class Prospectus Turner Spectrum Fund		Institutional	Investor
Investment Advisory Fees		1.50%	1.50%
Distribution (12b-1) Fees		none	none
Other Expenses		1.25%	1.25%
Shareholder Servicing Fees		none	0.25%
Acquired Fund Fees and Expenses		0.02%	0.02%
Total Annual Fund Operating Expenses		2.77%	3.02%
Fee Waivers and Expense Reimbursements	[1]	(0.82%)	(0.82%)
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements		1.95%	2.20%
[1]	Turner Investments, L.P. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of Institutional Class and Investor Class Shares from exceeding 1.95% and 2.20%, respectively, through January 31, 2015. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2015. Turner may discontinue this arrangement at any time after January 31, 2015.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Institutional Class, Investor Class Prospectus Turner Spectrum Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional	198	782	1,392	3,040
Investor	223	856	1,515	3,279

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 580% of the average value of its portfolio.

Principal Strategy

The Fund seeks to achieve its investment objective by allocating its assets to various investment strategies ("Investment Strategies"), each managed by a separate portfolio management team at the Adviser.

The Fund invests its assets using the following six Investment Strategies: (1) Global Consumer; (2) Global Financial Services; (3) Global Medical Sciences; (4) Select Opportunities; (5) Titan; and (6) Global Resources and Infrastructure. Although the weightings of each Investment Strategy will vary, it is the Adviser's current intention to attempt to rebalance its investment portfolio annually as of each December 31st to allocate approximately 16.7% of its assets to each Investment Strategy.

The investment approach and process for each Investment Strategy is as follows:

For each Investment Strategy, security selection is not based on company size, but rather on an assessment of a company's prospects. Investments are selected by using a combination of quantitative and fundamental research and analysis.

The Global Consumer Strategy invests primarily in stocks of companies engaged in the consumer discretionary sector using a long/short growth strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. The Global Consumer Strategy's holdings may generally range from small companies with over $250 million in market capitalization at the time of purchase to larger, established firms in the consumer discretionary sector. The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. Investments may also be made in other sectors of the equity markets. The Global Consumer Strategy typically holds between 15 and 75 securities long, and between 15 and 75 securities short, with a typical allocation resulting in net long exposure, although there can be no assurance that will be the case.

The Global Financial Services Strategy invests primarily in stocks of companies engaged in the financial services sector using a long/short growth strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. The Global Financial Services Strategy's holdings may generally range from small companies with over $250 million in market capitalization at the time of purchase to larger, established firms in the financial services industry. The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. Investments may also be made in other sectors of the equity markets. The Global Financial Services Strategy typically holds between 15 and 75 securities long, and between 15 and 75 securities short, with a typical allocation resulting in net long exposure, although there can be no assurance that will be the case.

The Global Medical Sciences Strategy invests primarily in stocks of companies engaged in the health care sector using a long/short growth strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. The Global Medical Sciences Strategy's holdings may generally range from small companies with over $250 million in market capitalization at the time of purchase to larger, established firms in the health care industry. The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. Investments may also be made in other sectors of the equity markets. The Global Medical Sciences Strategy typically holds between 15 and 75 securities long, and between 15 and 75 securities short, with a typical allocation resulting in net long exposure, although there can be no assurance that will be the case.

The Select Opportunities Strategy invests in stocks of companies with any capitalization range using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. Primarily, the Select Opportunities Strategy takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price. The Select Opportunities Strategy's holdings may generally range from small companies with over $100 million in market capitalization at the time of purchase to larger, established firms in a variety of industries and sectors. The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. Investments may also be made in other sectors of the equity markets. The Select Opportunities Strategy typically holds between 10 and 50 securities long and between 10 and 50 securities short, with a typical allocation resulting in net long exposure, although there can be no assurance that will be the case.

The Titan Strategy invests in stocks of companies with primarily large capitalization ranges across all major industry sectors using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. Primarily, the Titan Strategy takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price. The Titan Strategy's holdings will be global and diversified. The Titan Strategy typically holds between 75 and 125 securities long or short in the aggregate, with a typical long position size per holding and a typical short position size per holding between 0.5% to 5.0% of the Titan Strategy's net assets, although there can be no assurance that will be the case.

The Global Resources and Infrastructure Strategy invests in stocks of companies in the resource and infrastructure industries using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. Security selection is not based on company size, but rather on an assessment of a company's prospects. The Global Resources and Infrastructure Strategy's holdings generally may range from small companies with over $100 million in market capitalization at the time of purchase to larger, established firms in areas such as energy, industrials, and natural resources. The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. The Global Resources and Infrastructure Strategy typically holds between 25 and 125 securities long and between 15 and 100 securities short, with a typical allocation resulting in a net long exposure, although there can be no assurance that will be the case.

The Investment Strategies may utilize short sales and options. They may also invest in exchange traded funds ("ETFs").

The Fund will buy and sell securities frequently as part of its investment strategy.

Principal Risks

The Fund is intended for investors seeking long-term growth of capital.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. You could lose all, or a substantial portion, of your investment in the Fund.

The Fund may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund's net asset value and total return.

The Fund is subject to the risks associated with health care-related companies. Many health care-related companies are smaller and less seasoned than companies in other sectors. Health care-related companies may also be strongly affected by scientific or technological developments and their products may quickly become obsolete. Finally, many health care-related companies offer products and services that are subject to governmental regulation and may be adversely affected by changes in governmental policies or laws.

The Fund is subject to the risks associated with financial services companies. Financial services companies are subject to a variety of factors that may adversely affect their business or operations, including extensive regulation at the federal and/or state level. In addition, profitability of companies in the financial services sector depends heavily on the availability and cost of money and may fluctuate significantly in response to changes in interest rates, as well as changes in general economic conditions. Businesses in the financial services sector often operate with substantial financial leverage.

The Fund is subject to the risks associated with resource-related companies. Companies in the natural resource sector may be significantly impacted by worldwide energy prices, limits on exploration and changes to production spending. These companies are also affected by governmental regulation, world events and global economic conditions. Companies in the natural resource sector can also be adversely affected by volatility in the commodities markets, changes in exchange rates, imposition of import controls and increased competition. Additional risks for companies in the natural resource sector may arise from depletion of resources, labor strife or the rise of new technologies. Companies in the natural resource sector may be adversely affected by changes to environmental laws and regulations and may be at risk for environmental damage claims.

The Fund is subject to the risks associated with infrastructure-related companies. Many infrastructure companies are subject to governmental oversight and regulation. This oversight and regulation often imposes earnings caps on the companies and requires increases in the companies' rates to be approved by an oversight agency. Most infrastructure projects are also highly leveraged and can be significantly impacted by changes in interest rates or the availability of debt financing. Additionally, infrastructure companies may subject themselves to foreign exchange risk by seeking debt financing in currencies other than their own. The growth in planned infrastructure development has led to a shortage of qualified project managers and firms. This shortage may cause the Fund to invest in companies with less experienced managers than would otherwise be the case.

The Fund is subject to the risks associated with selling securities short. A short sale results in a loss if the price of the securities sold short increases. In a generally rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value.

The Fund is subject to the risk that small, medium and large capitalization stocks may underperform other segments of the equity market or the equity markets as a whole. The Fund invests long in companies that Turner believes are favorably priced in relation to their fundamental value and will likely appreciate over time and short in securities of companies that Turner believes are overpriced in relation to their fundamental value and will likely depreciate over time.

The smaller and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and medium capitalization companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, smaller and medium capitalization stocks may be more volatile than those of larger companies.

The Fund is subject to risks due to its foreign investments. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund is subject to risks associated with the use of options, including: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while the Fund will receive a premium when it writes call options, it may not participate fully in a rise in the market value of the underlying security.

The Fund is subject to risks associated with investments in ETFs. An investment in an ETF generally presents the same primary risks as an investment in a conventional open-end fund that has the same investment objectives, strategies, and policies. Additionally, the risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile.

The Fund's investments will generate taxable income and realized capital gains. Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities. The Fund's portfolio turnover rates are described in this Summary Section.

Performance Information

The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.turnerinvestments.com.

The performance of Institutional Class and Investor Class Shares will differ due to differences in expenses. This bar chart shows changes in the performance of the Fund's Institutional Class Shares from year to year since the Fund's inception.[1]

[1] The above information is based on a calendar year. The Fund's Institutional Class Shares commenced operations on May 7, 2009.
Best Quarter	Worst Quarter
6.19 (12/31/10)%	(4.02 (09/30/11))%

Average Annual Total Returns (for the periods ended December 31, 2013)

This table compares the Fund's average annual total returns for the periods ended December 31, 2013 to those of the S&P 500 Index, Barclays Capital U.S. Aggregate Bond Index and Lipper Long/Short Equity Funds Classification. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. The after-tax figures shown are for Institutional Class Shares only and will vary for Investor Shares. Your after-tax returns may differ from those shown. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

Average Annual Returns Institutional Class, Investor Class Prospectus Turner Spectrum Fund		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional		7.35%	4.51%	May 07, 2009
Investor		7.04%	4.25%	May 07, 2009
After Taxes on Distributions Institutional		7.35%	4.17%
After Taxes on Distributions and Sale of Fund Shares Institutional		4.16%	3.40%
S&P 500 Index	[1]	32.39%	19.04%	May 07, 2009
Barclays Capital U.S. Aggregate Bond Index	[2]	(2.02%)	4.64%	May 07, 2009
Lipper Long/Short Equity Funds Classification	[3]	15.63%	9.00%	May 07, 2009
[1]	The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings.
[2]	The Barclays Capital U.S. Aggregate Bond Index represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds, and mortgage-backed and asset-backed securities.
[3]	The Lipper Long/Short Equity Funds Classification represents the average annualized total return for all reporting funds in the Lipper Long/Short Equity Fund category.